LONG-TERM DEBT (Details Narrative) - USD ($)							1 Months Ended					2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2024	Jan. 12, 2024	Apr. 14, 2022	Sep. 09, 2021	May 02, 2021	Dec. 02, 2020	Aug. 17, 2023	Jun. 20, 2022	Jan. 27, 2021	Nov. 23, 2020	Mar. 20, 2020	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Apr. 25, 2024	Nov. 02, 2023	Aug. 02, 2023	May 01, 2023	Aug. 01, 2022
IfrsStatementLineItems [Line Items]
Principal amount	$ 1,100,000	$ 1,285,000	$ 1,250,000	$ 800,000	$ 250,000	$ 150,000			$ 250,000	$ 125,000	$ 600,000			$ 50,000
Due to related party			$ 500,000																			$ 750,000
Secured promissory note description												On August 1, 2022, the terms of the Secured Promissory Note between GR Distribution and HSCP, were amended. As amended, the Secured Promissory Note will be fully settled by two principal amounts of $500,000 and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the First Principal Amount will accrue simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the First Principal Payment; if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.
Interest payable												$ 200,000							$ 150,000	$ 150,000	$ 500,000
Proceeds from debt																$ 600,000	$ 100,000
Principal payment								$ 700,000
Number of share transfer								2,362,204
Gain on debt settlement								$ 449,684							$ (455,674)
Note payable					$ 227,056
Interest rate	17.32%	5.00%			10.00%	10.00%			10.00%	10.00%								5.20%
Interest rate, amortized cost		7.20%			33.00%				27.00%	27.00%
Principal Of payments							$ 2,816,250
Maturity date		Dec. 01, 2027				Dec. 31, 2021			Jan. 27, 2024	Nov. 23, 2023
Other fees						$ 10,000									75,000
Secured debt											600,000
Royalty received											$ 100,000
Accrued interest payable on long-term debt												0	$ 0	0	0
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments												4,167	352,953	25,000	25,000
Note 10. 4 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments												4,167	66,484	25,000	25,000
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments												125,000	94,229	12,500	12,500
Note 10. 7 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments													57,352	$ 669,330	$ 520,303
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments												$ 4,167	$ 339,584